Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	June 30, 2018	December 31, 2017	December 31, 2016
Cash and cash equivalents	$72,423	$66,895	$73,717
Restricted cash	2,812	2,812	2,812

Total	$75,235	$69,707	$76,529